Annual Fund Operating Expenses (dei_DocumentInformationDocumentAxis, (Oppenheimer Rochester® Intermediate Term Municipal Fund))	0 Months Ended
	Jan. 27, 2012
Class A
Operating Expenses:
Management Fees	0.60%
Distribution and/or Service (12b-1) Fees	0.09%
Interest and Fees from Borrowing	0.01%
Other Expenses	0.77%
Total Other Expenses	0.78%
Total Annual Fund Operating Expenses	1.47%
Fee Waiver and Expense Reimbursement	(0.51%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	0.96%
Class C
Operating Expenses:
Management Fees	0.60%
Distribution and/or Service (12b-1) Fees	0.99%
Interest and Fees from Borrowing	0.01%
Other Expenses	2.15%
Total Other Expenses	2.16%
Total Annual Fund Operating Expenses	3.75%
Fee Waiver and Expense Reimbursement	(2.01%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	1.74%
Class Y
Operating Expenses:
Management Fees	0.60%
Distribution and/or Service (12b-1) Fees	none
Interest and Fees from Borrowing	0.01%
Other Expenses	2.18%
Total Other Expenses	2.19%
Total Annual Fund Operating Expenses	2.79%
Fee Waiver and Expense Reimbursement	(2.05%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	0.74%

[1]	The Manager has voluntarily agreed to waive fees and/or reimburse the Fund for certain expenses so that the "Total Annual Fund Operating Expenses," excluding interest and fees from borrowings, will not exceed 0.95% of average annual net assets for Class A shares, 1.73% of average annual net assets for Class C shares and 0.73% of average annual net assets for Class Y shares. This fee waiver and expense limitation may not be amended or withdrawn until one year after the date of this prospectus.